Offerings	Oct. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Liberty Live Group common stock, par value $0.01 per share ("New LLYVA")
Amount Registered | shares	4,386
Maximum Aggregate Offering Price	$ 373,774.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 51.62
Offering Note	Represents the estimated maximum number of shares of the Registrant's proposed New LLYVA, New LLYVB and New LLYVK (collectively, "New Liberty Live Group common stock"), respectively, to be registered based upon (i) the number of outstanding shares estimated to be outstanding at the time of the exchange (the "split-off exchange") in accordance with the proposed split-off of Liberty Live Holdings, Inc. from Liberty Media as discussed in the Form S-4 filing to which this Filing Fee Table is attached, or issuable or expected to be exchanged or converted prior to the split-off exchange, of the same series of Liberty Media Corporation's ("Liberty Media") current Series A Liberty Live common stock, par value $0.01 per share ("LLYVA"), Series B Liberty Live common stock, par value $0.01 per share ("LLYVB") and Series C Liberty Live common stock, par value $0.01 per share ("LLYVK"), (collectively, "Existing Liberty Live common stock"), plus (ii) the number of such shares issuable upon exercise of stock options and settlement of existing restricted stock units estimated to be outstanding at the time of the split-off exchange. The number of shares of New Liberty Live Group common stock into which each share of the corresponding series of Existing Liberty Live common stock will be exchanged is one, in accordance with the proposed split-off. The Registrant had (i) outstanding as of October 9, 2025, 25,572,802 shares of LLYVA, 2,531,834 shares of LLYVB and 63,797,970 shares of LLYVK and (ii) as of October 9, 2025, 1,312,915 shares of LLYVK issuable upon exercise of outstanding stock options and settlement of existing restricted stock units. Estimated solely for the purpose of calculating the registration fee and calculated in accordance with Rule 457(f)(1) and 457(c) under the Securities Act, based on the average of high and low prices of LLYVA on the Nasdaq Global Select Market on October 9, 2025 (which was $85.22). Fees to be paid are calculated on the basis of $138.10 per $1,000,000 of the proposed maximum aggregate offering price. Fees previously paid were calculated on the basis of $153.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New LLYVA
Amount Registered | shares	25,571,416
Maximum Aggregate Offering Price	$ 2,049,165,421.16
Amount of Registration Fee	$ 313,727.23
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New LLYVB
Amount Registered | shares	2,533,220
Maximum Aggregate Offering Price	$ 233,056,240.00
Amount of Registration Fee	$ 35,680.91
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New LLYVK
Amount Registered | shares	65,115,339
Maximum Aggregate Offering Price	$ 5,326,434,730.20
Amount of Registration Fee	$ 815,477.16
Offering Note	See Offering Note 1.